Business Combinations (Summary Of Information Related To Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allocation of the Consideration Transferred:
Goodwill	$ 1,702,569	$ 1,502,434	$ 1,488,134
Long-term debt	(2,204,358)
Adminisource [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	34,825
Other	(276)
Total consideration transferred	34,549
Allocation of the Consideration Transferred:
Cash	20
Accounts receivable	7,521
Deferred income tax assets	3,622
Prepaid expenses and other current assets	839
Property and equipment	1,324
Goodwill	4,025
Accounts payable	(279)
Accrued expenses	(2,049)
Deferred revenues	(1,421)
Total consideration transferred	34,549
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense	553
Adminisource [Member] | Customer Relationships [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	20,947
Change Healthcare [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	138,329
Contingent consideration	4,680
Parent options fair value	650
Other	(380)
Total consideration transferred	143,279
Allocation of the Consideration Transferred:
Cash	8,053
Accounts receivable	360
Deferred income tax assets	3,363
Prepaid expenses and other current assets	436
Property and equipment	8,393
Goodwill	113,939
Accounts payable	(174)
Accrued expenses	(2,248)
Deferred revenues	(373)
Long-term debt	(2,000)
Total consideration transferred	143,279
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense	732
Change Healthcare [Member] | Tradenames [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	6,380
Change Healthcare [Member] | Non-compete Agreements [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	2,800
Change Healthcare [Member] | Customer Relationships [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	4,350
Capario [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	89,423
Other	(219)
Total consideration transferred	89,204
Allocation of the Consideration Transferred:
Cash	2,292
Accounts receivable	4,839
Deferred income tax assets	275
Prepaid expenses and other current assets	1,113
Property and equipment	9,580
Goodwill	76,279
Accounts payable	(2,270)
Accrued expenses	(8,818)
Deferred revenues	(2)
Current maturities of long-term debt	(2,600)
Deferred income tax liabilities	(14,642)
Long-term debt	(18,785)
Other long-term liabilities	(207)
Total consideration transferred	89,204
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense	975
Capario [Member] | Tradenames [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	900
Capario [Member] | Non-compete Agreements [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	2,740
Capario [Member] | Customer Relationships [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	38,510
Vieosoft [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	800
Contingent consideration	6,015
Total consideration transferred	6,815
Allocation of the Consideration Transferred:
Cash	21
Goodwill	6,159
Accrued expenses	(194)
Current maturities of long-term debt	(1,877)
Deferred income tax liabilities	(674)
Total consideration transferred	6,815
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense	112	199
Vieosoft [Member] | Non-compete Agreements [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	1,320
Vieosoft [Member] | Backlog And Other [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	2,060
Goold [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	19,391
Contingent consideration	5,553
Other	(5)
Total consideration transferred	24,939
Allocation of the Consideration Transferred:
Cash	1,101
Accounts receivable	3,435
Prepaid expenses and other current assets	647
Property and equipment	7,695
Goodwill	14,300
Accounts payable	(541)
Accrued expenses	(2,076)
Deferred revenues	(101)
Current maturities of long-term debt	(218)
Deferred income tax liabilities	(5,203)
Total consideration transferred	24,939
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense		$ 255	176
Goold [Member] | Non-compete Agreements [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	280
Goold [Member] | Customer Relationships [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	5,160
Goold [Member] | Backlog And Other [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	460
TC3 [Member]
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	61,351
Other	383
Total consideration transferred	61,734
Allocation of the Consideration Transferred:
Cash	2,340
Accounts receivable	2,662
Deferred income tax assets	348
Prepaid expenses and other current assets	155
Property and equipment	10,414
Goodwill	38,634
Accrued expenses	(4,783)
Deferred income tax liabilities	(8,592)
Other long-term liabilities	(84)
Total consideration transferred	61,734
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense			$ 513
TC3 [Member] | Tradenames [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	530
TC3 [Member] | Non-compete Agreements [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	1,300
TC3 [Member] | Customer Relationships [Member]
Allocation of the Consideration Transferred:
Identifiable intangible assets	$ 18,810